Financial income and expense (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Financial income and expense [Abstract]
Borrowing costs capitalised	₨ 150	₨ 515